Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.29738%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,782,254.22

Principal:
Principal Collections	$20,008,666.95
Prepayments in Full	$9,108,686.23
Liquidation Proceeds	$216,614.61
Recoveries	$98,957.24
Sub Total	$29,432,925.03
Collections	$31,215,179.25

Purchase Amounts:
Purchase Amounts Related to Principal	$192,389.42
Purchase Amounts Related to Interest	$1,305.64
Sub Total	$193,695.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,408,874.31

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,408,874.31
Servicing Fee	$694,763.12	$694,763.12	$0.00	$0.00	$30,714,111.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,714,111.19
Interest - Class A-2a Notes	$138,505.31	$138,505.31	$0.00	$0.00	$30,575,605.88
Interest - Class A-2b Notes	$4,135.72	$4,135.72	$0.00	$0.00	$30,571,470.16
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$29,897,537.74
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$29,686,862.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,686,862.16
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$29,616,785.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,616,785.16
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$29,567,435.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,567,435.16
Regular Principal Payment	$26,926,199.15	$26,926,199.15	$0.00	$0.00	$2,641,236.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,641,236.01
Residual Released to Depositor	$0.00	$2,641,236.01	$0.00	$0.00	$0.00
Total		$31,408,874.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,926,199.15
Total					$26,926,199.15

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,257,779.58	$62.25	$138,505.31	$0.39	$22,396,284.89	$62.64
Class A-2b Notes	$4,668,419.57	$62.25	$4,135.72	$0.06	$4,672,555.29	$62.31
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$26,926,199.15	$20.46	$1,146,676.03	$0.87	$28,072,875.18	$21.33

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$88,407,643.92	0.2472388	$66,149,864.34	0.1849932
Class A-2b Notes	$18,542,908.71	0.2472388	$13,874,489.14	0.1849932
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$736,210,552.63	0.5594773	$709,284,353.48	0.5390149

Pool Information
Weighted Average APR	2.761%	2.752%
Weighted Average Remaining Term	45.27	44.44
Number of Receivables Outstanding	36,470	35,741
Pool Balance	$833,715,748.06	$803,713,680.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$771,744,491.92	$744,368,261.76
Pool Factor	0.5851461	0.5640891

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$59,345,418.59
Targeted Overcollateralization Amount	$94,429,326.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$94,429,326.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$475,710.50
(Recoveries)		21	$98,957.24
Net Loss for Current Collection Period			$376,753.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5423%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3219%
Second Prior Collection Period			0.6832%
Prior Collection Period			0.4383%
Current Collection Period			0.5522%
Four Month Average (Current and Prior Three Collection Periods)			0.4989%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,520	$4,721,426.84
(Cumulative Recoveries)			$493,777.14
Cumulative Net Loss for All Collection Periods			$4,227,649.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2967%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,106.20
Average Net Loss for Receivables that have experienced a Realized Loss			$2,781.35

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	217	$5,774,688.61
61-90 Days Delinquent	0.08%	21	$644,026.65
91-120 Days Delinquent	0.02%	8	$186,607.51
Over 120 Days Delinquent	0.02%	6	$198,670.04
Total Delinquent Receivables	0.85%	252	$6,803,992.81

Repossession Inventory:
Repossessed in the Current Collection Period		15	$500,927.15
Total Repossessed Inventory		36	$1,256,998.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1338%
Prior Collection Period			0.1261%
Current Collection Period			0.0979%
Three Month Average			0.1193%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1281%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	16

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	117	$3,404,050.08
2 Months Extended	130	$3,964,825.64
3+ Months Extended	10	$280,153.39

Total Receivables Extended	257	$7,649,029.11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer